5. Accrued Expenses	6 Months Ended	7 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
5. Accrued Expenses

During the quarter ended March 31, 2015 our management, with the assistance of our defense attorney, analyzed the merit and likelihood of an unfavorable outcome in the matter of Congoo, LLC v. HDIMAX Max Media, Inc. Civ. Action No. 3:15-cv-01423. Based on the facts and circumstances, we determined the likelihood of an unfavorable outcome to be remote. Correspondingly, we reversed the previously accrued obligation of $422,448 as presented in sales and marketing expense in the accompanying condensed statement of operations.

Subsequent to the completion of our reverse merger and recapitalization and corresponding Settlement Agreement, as more fully discussed in Note 10 – Subsequent Events, we have been named as debtors by certain creditors of entities controlled by our former Chairman, Chief Executive Officer, and majority shareholder through which we previously held an option to acquire and had certain Omnibus and License Agreements. As of December 31, 2014 we have accrued total obligations of $690,247 associated with our exposure to these liabilities. We have engaged legal counsel to vigorously dispute our alleged obligations to settle these accrued expenses.